Risk (Details)	12 Months Ended
Dec. 31, 2019
Market risk
SummaryOfRiskLineItems [Line Items]
Exposure	Future development costs; Recognized financial assets and liabilities not denominated in euro
Measurement	Forecasted cash flows Sensitivity analysis
Risk Management	Achievement of a natural hedge in the future
Credit risk
SummaryOfRiskLineItems [Line Items]
Exposure	Cash and cash equivalents, debt investments
Measurement	Credit rating
Risk Management	Diversification of bank deposits, Investment guidelines for debt investments
Liquidity
SummaryOfRiskLineItems [Line Items]
Exposure	R&D and G&A cost and trade payables
Measurement	Rolling cash flow forecast
Risk Management	Availability of funds through financing rounds or public offerings